Insurance Contracts - Narrative (Details)	Dec. 31, 2023
Bottom of range
Disclosure of analysis of insurance revenue [line items]
Margin	5.00%
Confidence Level	80.00%
Top of range
Disclosure of analysis of insurance revenue [line items]
Margin	20.00%
Confidence Level	85.00%